Ordinary shares (Details Narrative) - Over-Allotment Option [Member]	Aug. 28, 2024 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	375,000
Share price | $ / shares	$ 4.00